FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10157
                                                     ---------

                              FRANKLIN GLOBAL TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  04/30/10
                          ---------


Item 1. Schedule of Investments.



Franklin Global Trust
Franklin Global Real Estate Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED)

                                                                                  COUNTRY             SHARES             VALUE
                                                                            ------------------  ------------------  --------------
      COMMON STOCKS 97.9%
      DIVERSIFIED REAL ESTATE ACTIVITIES 0.7%
      Sun Hung Kai Properties Ltd.                                               Hong Kong              30,000      $      415,534
                                                                                                                    --------------
      DIVERSIFIED REITS 16.1%
      British Land Co. PLC                                                    United Kingdom            70,133             502,569
      Canadian REIT                                                               Canada                13,200             371,968
      Dexus Property Group                                                       Australia             270,520             202,501
      GPT Group                                                                  Australia           1,089,718             589,132
      H&R Real Estate Investment Trust                                            Canada                22,500             385,069
      ICADE                                                                       France                 2,050             200,110
      Kenedix Realty Investment Corp.                                              Japan                   111             365,629
      Land Securities Group PLC                                               United Kingdom           111,367           1,123,401
      Liberty Property Trust                                                   United States            14,800             500,388
      Mirvac Group                                                               Australia             345,486             448,590
  (a) Mirvac Group, 144A                                                         Australia              55,448              71,995
      Shaftesbury PLC                                                         United Kingdom            25,100             149,881
      Stockland                                                                  Australia             301,758           1,112,690
  (a) Stockland, 144A                                                            Australia              61,288             225,991
      Tokyu REIT Inc.                                                              Japan                    27             142,098
      United Urban Investment Corp.                                                Japan                    64             418,221
      Vornado Realty Trust                                                     United States            22,201           1,850,897
      Wereldhave NV                                                             Netherlands              8,320             696,622
                                                                                                                    --------------
                                                                                                                         9,357,752
                                                                                                                    --------------
      HOTELS, RESORTS & CRUISE LINES 0.5%
      Starwood Hotels & Resorts Worldwide Inc.                                 United States             4,780             260,558
                                                                                                                    --------------
      INDUSTRIAL REITS 6.1%
      AMB Property Corp.                                                       United States            33,700             938,882
      Ascendas REIT                                                              Singapore             169,000             239,244
      DuPont Fabros Technology Inc.                                            United States            16,200             359,154
      Goodman Group                                                              Australia             949,740             627,557
      Japan Logistics Fund Inc.                                                    Japan                    25             200,085
      Mapletree Logistics Trust                                                  Singapore             221,000             141,915
      ProLog is                                                                United States            51,500             678,255
      Segro PLC                                                               United Kingdom            84,000             396,882
                                                                                                                    --------------
                                                                                                                         3,581,974
                                                                                                                    --------------
      OFFICE REITS 17.0%
      Alexandria Real Estate Equities Inc.                                     United States            12,500             885,125
      BioMed Realty Trust Inc.                                                 United States             4,500              83,295
      Boston Properties Inc.                                                   United States            28,400           2,239,624
      CapitaCommercial Trust                                                     Singapore             238,000             210,143
      Champion REIT                                                              Hong Kong             217,713             101,253
      Commonwealth Property Office Fund                                          Australia             348,352             299,394
      Corporate Office Properties Trust                                        United States            12,200             493,490
      DA Office Investment Corp.                                                   Japan                    94             237,901
      Derwent London PLC                                                      United Kingdom             9,820             217,642
      Digital Realty Trust Inc.                                                United States            13,600             798,320
      Douglas Emmett Inc.                                                      United States            16,200             271,188
      Government Properties Income Trust                                       United States            10,400             281,944
      Great Portland Estates PLC                                              United Kingdom            40,745             195,690
      Highwoods Properties Inc.                                                United States             9,200             294,124
      ING Office Fund                                                            Australia             234,444             133,247
      Japan Real Estate Investment Co.                                             Japan                    93             776,980
      Kilroy Realty Corp.                                                      United States             8,900             312,034
      Mack-Cali Realty Corp.                                                   United States            11,900             408,884
      Nippon Building Fund Inc.                                                    Japan                    72             603,831
      Nippon Commercial Investment Corp.                                           Japan                    62              72,386
      ORIX JREIT Inc.                                                              Japan                    37             181,929
      Silic                                                                       France                 2,480             292,865
      SL Green Realty Corp.                                                    United States             7,900             491,143
                                                                                                                    --------------
                                                                                                                         9,882,432
                                                                                                                    --------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Global Trust
Franklin Global Real Estate Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

      REAL ESTATE DEVELOPMENT 0.3%
      Helical Bar PLC                                                         United Kingdom            38,757      $      199,658
                                                                                                                    --------------
      REAL ESTATE OPERATING COMPANIES 0.2%
  (b) Norwegian Property ASA                                                      Norway                58,910             118,209
                                                                                                                    --------------
      RESIDENTIAL REITS 11.0%
      Apartment Investment & Management Co., A                                 United States            19,600             439,236
      AvalonBay Communities Inc.                                               United States             6,084             632,979
      Boardwalk REIT                                                              Canada                15,000             604,898
      BRE Properties Inc.                                                      United States             4,300             179,568
      Camden Property Trust                                                    United States            14,100             682,863
      Equity Lifestyle Properties Inc.                                         United States            10,900             605,059
      Equity Residential                                                       United States            47,000           2,127,690
      Essex Property Trust Inc.                                                United States             1,800             190,476
      Nippon Accommodations Fund Inc.                                              Japan                    42             219,476
      UDR Inc.                                                                 United States            36,447             740,239
                                                                                                                    --------------
                                                                                                                         6,422,484
                                                                                                                    --------------
      RETAIL REITS 29.9%
      CapitaMall Trust                                                           Singapore              98,000             140,163
  (a) CapitaMalis Asia Ltd., 144A                                                Singapore              92,000             147,023
      Cedar Shopping Centers Inc.                                              United States            31,900             253,924
      CFS Retail Property Trust                                                  Australia              87,535             155,319
      Corio NV                                                                  Netherlands             10,605             616,928
      Developers Diversified Realty Corp.                                      United States            61,404             754,655
      Eurocommercial                                                            Netherlands              6,920             260,680
      Federal Realty Investment Trust                                          United States             7,700             595,903
      Frontier Real Estate Investment Corp.                                        Japan                    27             208,908
      General Growth Properties Inc.                                           United States             9,716             152,541
      Hammerson PLC                                                           United Kingdom           123,704             727,140
      Japan Retail Fund Investment Corp.                                           Japan                   116             156,296
      Kimco Realty Corp.                                                       United States            42,500             662,575
      Klepierre                                                                   France                 7,880             273,134
      The Link REIT                                                              Hong Kong             285,500             704,052
      The Macerich Co.                                                         United States            11,779             526,639
  (b) Metric Property Investments PLC                                         United Kingdom            15,193              24,052
(a,b) Metric Property Investments PLC, 144A                                   United Kingdom           130,069             205,910
      National Retail Properties Inc.                                          United States            23,800             560,014
      Realty Income Corp.                                                      United States            14,000             459,060
      Regency Centers Corp.                                                    United States            14,500             595,225
      RioCan REIT                                                                 Canada                19,200             366,362
      Simon Property Group Inc.                                                United States            34,264           3,050,181
      Suntec REIT                                                                Singapore             340,000             344,863
      Tanger Factory Outlet Centers Inc.                                       United States             3,900             162,240
      Taubman Centers Inc.                                                     United States             2,300              99,751
      Unibail-Rodamco SE                                                          France                13,249           2,513,566
      Westfield Group                                                            Australia             191,466           2,286,108
  (a) Westfield Group, 144A                                                      Australia              34,800             415,513
                                                                                                                     --------------
                                                                                                                        17,418,725
                                                                                                                     --------------
      SPECIALIZED REITS 16.1%
      CDL Hospitality Trusts                                                     Singapore             213,000             299,978
      HCP Inc.                                                                 United States            38,400           1,233,408
      Health Care REIT Inc.                                                    United States            15,500             696,415
      Hersha Hospitality Trust                                                 United States            40,500             233,685
      Host Hotels & Resorts Inc.                                               United States           142,873           2,323,115
      LaSalle Hotel Properties                                                 United States            14,000             368,900
      Nationwide Health Properties Inc.                                        United States            15,200             532,304
  (b) Pebblebrook Hotel Trust                                                  United States             6,640             130,808
      Public Storage                                                           United States            17,200           1,666,852
  (b) Strategic Hotels & Resorts Inc.                                          United States            31,700             203,514

Franklin Global Trust
Franklin Global Real Estate Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

      Ventas Inc.                                                              United States            35,600      $    1,681,388
                                                                                                                    --------------
                                                                                                                         9,370,367
                                                                                                                    --------------
      TOTAL COMMON STOCKS (COST $44,203,200)                                                                            57,027,693
                                                                                                                    --------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                ------------------
      SHORT TERM INVESTMENTS (COST $1,000,000) 1.7%
      TIME DEPOSITS 1.7%
      Paribas Corp., 0.21%, 5/03/10                                            United States    $    1,000,000           1,000,000
                                                                                                                    --------------
      TOTAL INVESTMENTS (COST $45,203,200) 99.6%                                                                        58,027,693
      OTHER ASSETS, LESS LIABILITIES 0.4%                                                                                  260,218
                                                                                                                    --------------
      NET ASSETS 100.0%                                                                                             $   58,287,911
                                                                                                                    ==============

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2010, the aggregate value of these securities was $1,066,432 representing 1.83% of net assets.

(b)  Non-income producing.

Franklin Global Trust
Franklin Global Real Estate Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

REIT   Real Estate Investment Trust

Franklin Global Trust
Franklin International Growth Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED)

                                                                                  COUNTRY             SHARES             VALUE
                                                                            ------------------  ------------------  --------------
      COMMON STOCKS 94.8%
      AEROSPACE & DEFENSE 2.8%
      MTU Aero Engines Holding AG                                                Germany                 9,700      $      533,740
                                                                                                                    --------------
      BIOTECHNOLOGY 2.7%
      CSL Ltd.                                                                  Australia               17,250             516,348
                                                                                                                    --------------
      CAPITAL MARKETS 7.3%
      Credit Suisse Group AG                                                   Switzerland               9,700             447,727
      Credit Suisse Group AG, ADR                                              Switzerland                 600              27,420
      Macquarie Group Ltd.                                                      Australia               10,200             474,050
      Man Group PLC                                                           United Kingdom           119,800             446,006
                                                                                                                    --------------
                                                                                                                         1,395,203
                                                                                                                    --------------
      CHEMICALS 3.0%
      Syngenta AG                                                              Switzerland               2,270             578,489
                                                                                                                    --------------
      COMMERCIAL BANKS 2.5%
(a,b) Anglo Irish Bancorp PLC                                                    Ireland                11,500                  --
  (b) National Bank of Greece SA, ADR                                             Greece                 1,950               6,357
      United Overseas Bank Ltd.                                                 Singapore               31,900             473,006
                                                                                                                    --------------
                                                                                                                           479,363
                                                                                                                    --------------
      DISTRIBUTORS 2.7%
      Li & Fung Ltd.                                                            Hong Kong              107,500             516,199
                                                                                                                    --------------
      DIVERSIFIED FINANCIAL SERVICES 2.5%
      Deutsche Boerse AG                                                         Germany                 6,050             471,520
                                                                                                                    --------------
      ELECTRICAL EQUIPMENT 2.6%
      ABB Ltd.                                                                 Switzerland              25,850             500,555
                                                                                                                    --------------
      ENERGY EQUIPMENT & SERVICES 8.0%
      Saipem SpA                                                                  Italy                 13,150             494,230
      Wellstream Holdings PLC                                                 United Kingdom            51,600             473,548
      WorleyParsons Ltd.                                                        Australia               22,900             563,995
                                                                                                                    --------------
                                                                                                                         1,531,773
                                                                                                                    --------------
      FOOD & STAPLES RETAILING 4.4%
      Tesco PLC                                                               United Kingdom            63,700             423,928
      Woolworths Ltd.                                                           Australia               16,490             412,983
                                                                                                                    --------------
                                                                                                                           836,911
                                                                                                                    --------------
      HEALTH CARE EQUIPMENT & SUPPLIES 9.8%
      Cochlear Ltd.                                                             Australia                7,000             479,357
      Essilor International SA                                                    France                 8,350             510,649
      Getinge AB, B                                                               Sweden                20,020             450,394
      Terumo Corp.                                                                Japan                  8,600             439,793
                                                                                                                    --------------
                                                                                                                         1,880,193
                                                                                                                    --------------
      HOUSEHOLD DURABLES 2.2%
  (b) Urbi, Desarrollos Urbanos, SAB de CV                                        Mexico               180,500             420,033
                                                                                                                    --------------
      HOUSEHOLD PRODUCTS 2.4%
      Reckitt Benckiser Group PLC                                             United Kingdom             8,950             466,127
                                                                                                                    --------------
      INSURANCE 4.8%
      Admiral Group PLC                                                       United Kingdom            22,400             450,544
      QBE Insurance Group Ltd.                                                  Australia               23,470             457,655
                                                                                                                    --------------
                                                                                                                           908,199
                                                                                                                    --------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Global Trust
Franklin International Growth Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

      LIFE SCIENCES TOOLS & SERVICES 2.3%
  (b) QIAGEN NV                                                                 Netherlands             19,200      $      443,244
                                                                                                                    --------------
      MEDIA 4.8%
      Eutelsat Communications                                                     France                11,900             424,673
      Pearson PLC                                                             United Kingdom            30,550             490,642
                                                                                                                    --------------
                                                                                                                           915,315
                                                                                                                    --------------
      PERSONAL PRODUCTS 2.4%
      Hengan International Group Co. Ltd.                                          China                60,200             461,758
                                                                                                                    --------------
      PROFESSIONAL SERVICES 5.6%
      Experian PLC                                                            United Kingdom            54,600             507,344
      Societe Generale de Surveillance Holdings SA                              Switzerland                430             560,288
                                                                                                                    --------------
                                                                                                                         1,067,632
                                                                                                                    --------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT 2.1%
      Hang Lung Properties Ltd.                                                  Hong Kong             110,000             399,163
                                                                                                                    --------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
      ARM Holdings PLC                                                        United Kingdom           111,500             436,595
                                                                                                                    --------------
      SOFTWARE 5.5%
      Nintendo Co. Ltd.                                                            Japan                 1,700             573,542
      The Sage Group PLC                                                      United Kingdom           128,400             481,755
                                                                                                                    --------------
                                                                                                                         1,055,297
                                                                                                                    --------------
      SPECIALTY RETAIL 2.2%
      Esprit Holdings Ltd.                                                       Hong Kong              58,241             417,553
                                                                                                                    --------------
      TEXTILES, APPAREL & LUXURY GOODS 4.9%
      Li Ning Co. Ltd.                                                             China               122,000             469,000
      Luxottica Group SpA, ADR                                                     Italy                17,100             466,317
                                                                                                                    --------------
                                                                                                                           935,317
                                                                                                                    --------------
      TRADING COMPANIES & DISTRIBUTORS 2.7%
      Noble Group Ltd.                                                           Hong Kong             228,500             505,221
                                                                                                                    --------------
      WIRELESS TELECOMMUNICATION SERVICES 2.3%
      America Movil SAB de CV, L, ADR                                             Mexico                 8,500             437,580
                                                                                                                    --------------
      TOTAL COMMON STOCKS (COST $16,417,372)                                                                            18,109,328
                                                                                                                    --------------
      SHORT TERM INVESTMENTS (COST $1,488,284) 7.8%
      MONEY MARKET FUNDS 7.8%
  (c) Institutional Fiduciary Trust Money Market Portfolio, 0.00%             United States         1,488,284           1,488,284
                                                                                                                    --------------
      TOTAL INVESTMENTS (COST $17,905,656) 102.6%                                                                       19,597,612
      OTHER ASSETS, LESS LIABILITIES (2.6)%                                                                               (496,411)
                                                                                                                    --------------
      NET ASSETS 100.0%                                                                                             $   19,101,201
                                                                                                                    ==============

(a) Security has been deemed illiquid because it may not be able to be sold within seven days.

(b)  Non-income producing.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Global Trust
Franklin International Growth Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR   American Depository Receipt

Franklin Global Trust
Franklin International Small Cap Growth Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED)

                                                                                  COUNTRY             SHARES             VALUE
                                                                            ------------------  ------------------  --------------
      COMMON STOCKS 90.7%
      BIOTECHNOLOGY 3.3%
      Genus PLC                                                               United Kingdom           593,012      $    6,684,895
                                                                                                                    --------------
      CAPITAL MARKETS 3.6%
      ARA Asset Management Ltd.                                                  Singapore          10,821,720           7,304,503
                                                                                                                    --------------
      CHEMICALS 3.1%
      Symrise AG                                                                  Germany              247,400           6,310,844
                                                                                                                    --------------
      COMMERCIAL SERVICES & SUPPLIES 4.4%
      Homeserve PLC                                                           United Kingdom           295,682           9,067,821
                                                                                                                    --------------
      DIVERSIFIED CONSUMER SERVICES 3.4%
      Dignity PLC                                                             United Kingdom           701,247           6,837,776
                                                                                                                    --------------
      DIVERSIFIED FINANCIAL SERVICES 6.2%
  (a) Neovia Financial PLC                                                    United Kingdom         4,860,817           4,367,981
  (a) RHJ International                                                           Belgium              971,923           8,333,165
                                                                                                                    --------------
                                                                                                                        12,701,146
                                                                                                                    --------------
      ELECTRICAL EQUIPMENT 4.7%
      Nexans SA                                                                   France                68,600           5,446,044
      Prysmian SpA                                                                 Italy               229,200           4,149,978
                                                                                                                    --------------
                                                                                                                         9,596,022
                                                                                                                    --------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 3.9%
      Rotork PLC                                                              United Kingdom           368,033           7,920,353
                                                                                                                    --------------
      FOOD PRODUCTS 2.6%
      Aryzta AG                                                                 Switzerland             33,550           1,295,337
      Hsu Fu Chi International Ltd.                                              Singapore           1,432,300           2,581,568
      Vitasoy International Holdings Ltd.                                        Hong Kong           1,758,000           1,336,491
                                                                                                                    --------------
                                                                                                                         5,213,396
                                                                                                                    --------------
      HOTELS, RESTAURANTS & LEISURE 3.5%
      Paddy Power PLC                                                             Ireland              206,171           7,243,679
                                                                                                                    --------------
      INSURANCE 8.2%
  (a) Arch Capital Group Ltd.                                                  United States            58,779           4,442,517
      Fairfax Financial Holdings Ltd.                                             Canada                15,900           6,020,950
      Lancashire Holdings Ltd.                                                United Kingdom           880,460           6,251,416
                                                                                                                    --------------
                                                                                                                        16,714,883
                                                                                                                    --------------
      IT SERVICES 1.2%
      Wire Card AG                                                                Germany              214,056           2,393,861
                                                                                                                    --------------
      LEISURE EQUIPMENT & PRODUCTS 2.9%
      Vitec Group PLC                                                         United Kingdom           922,181           5,839,561
                                                                                                                    --------------
      MACHINERY 4.9%
      Pfeiffer Vacuum Technology AG                                               Germany               45,380           3,385,750
      Schindler Holding AG, PC                                                  Switzerland             29,900           2,638,031
      Spirax-Sarco Engineering PLC                                            United Kingdom           172,000           4,048,841
                                                                                                                    --------------
                                                                                                                        10,072,622
                                                                                                                    --------------
      MARINE 1.9%
      Kuehne & Nagel International AG                                           Switzerland             37,200           3,914,335
                                                                                                                    --------------
      MEDIA 7.2%
      ASATSU-DK Inc.                                                               Japan               264,100           7,007,251
      CTS Eventim AG                                                              Germany              107,330           5,712,894


    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Global Trust
Franklin International Small Cap Growth Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

      Sky Perfect JSAT Holdings Inc.                                              Japan                  4,635      $    1,867,121
                                                                                                                    --------------
                                                                                                                        14,587,266
                                                                                                                    --------------
      OFFICE ELECTRONICS 4.2%
      Neopost SA                                                                  France               108,643           8,640,904
                                                                                                                    --------------
      PERSONAL PRODUCTS 3.4%
  (a) Aderans Co. Ltd.                                                            Japan                568,800           7,004,061
                                                                                                                    --------------
      PROFESSIONAL SERVICES 3.5%
      Experian PLC                                                            United Kingdom           757,992           7,043,274
                                                                                                                    --------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT 7.4%
      Oaibiru Corp.                                                               Japan                918,500           8,817,444
      Savills PLC                                                             United Kingdom         1,193,374           6,220,708
                                                                                                                    --------------
                                                                                                                        15,038,152
                                                                                                                    --------------
      SPECIALTY RETAIL 7.2%
      Carpetright PLC                                                         United Kingdom           655,201           8,703,782
      Jumbo SA                                                                    Greece               811,440           5,963,315
                                                                                                                    --------------
                                                                                                                        14,667,097
                                                                                                                    --------------
      TOTAL COMMON STOCKS (COST $173,825,230)                                                                          184,796,451
                                                                                                                    --------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                ------------------
      SHORT TERM INVESTMENTS 8.8%
      TIME DEPOSITS 8.8%
      Credit Lyonnais, 0.22%, 5/03/10                                          United States    $    2,000,000           2,000,000
      Pari bas Corp., 0.21%, 5/03/10                                           United States         8,000,000           8,000,000
      Royal Bank of Canada, 0.16%, 5/03/10                                     United States         8,000,000           8,000,000
                                                                                                                    --------------
      TOTAL TIME DEPOSITS (COST $18,000,000)                                                                            18,000,000
                                                                                                                    --------------
      TOTAL INVESTMENTS (COST $191,825,230) 99.5%                                                                      202,796,451
      OTHER ASSETS, LESS LIABILITIES 0.5%                                                                                1,099,513
                                                                                                                    --------------
      NET ASSETS 100.0%                                                                                             $  203,895,964
                                                                                                                    ==============

(a)  Non-income producing.

Franklin Global Trust
Franklin International Small Cap Growth Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

PC   Participation Certificate

Franklin Global Trust
Franklin Large Cap Equity Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED)

                                                                                  COUNTRY             SHARES             VALUE
                                                                            ------------------  ------------------  --------------
      COMMON STOCKS 94.3%
      AEROSPACE & DEFENSE 4.5%
      General Dynamics Corp.                                                   United States             8,900      $      679,604
      Precision Castparts Corp.                                                United States             8,200           1,052,388
      United Technologies Corp.                                                United States            18,300           1,371,585
                                                                                                                    --------------
                                                                                                                         3,103,577
                                                                                                                    --------------
      AUTO COMPONENTS 2.1%
  (a) BorgWarner Inc.                                                          United States            32,700           1,417,218
                                                                                                                    --------------
      AUTOMOBILES 1.7%
  (b) Hyundai Motor Co., GDR, Reg S                                             South Korea             55,000           1,190,750
                                                                                                                    --------------
      BEVERAGES 4.4%
      Diageo PLC, ADR                                                         United Kingdom            17,500           1,192,450
  (a) Hansen Natural Corp.                                                     United States            16,800             740,544
      PepsiCo Inc.                                                             United States            16,700           1,089,174
                                                                                                                    --------------
                                                                                                                         3,022,168
                                                                                                                    --------------
      BIOTECHNOLOGY 3.3%
  (a) Celgene Corp.                                                            United States            23,100           1,431,045
  (a) Gilead Sciences Inc.                                                     United States            21,900             868,773
                                                                                                                    --------------
                                                                                                                         2,299,818
                                                                                                                    --------------
      CAPITAL MARKETS 3.1%
      BlackRock Inc.                                                           United States             4,900             901,600
      Invesco Ltd.                                                             United States            53,700           1,234,563
                                                                                                                    --------------
                                                                                                                         2,136,163
                                                                                                                    --------------
      CHEMICALS 2.9%
      Air Products and Chemicals Inc.                                          United States            14,100           1,082,598
      The Mosaic Co.                                                           United States            17,600             900,064
                                                                                                                    --------------
                                                                                                                         1,982,662
                                                                                                                    --------------
      COMMERCIAL BANKS 2.5%
      Wells Fargo & Co.                                                        United States            52,900           1,751,519
                                                                                                                    --------------
      COMMUNICATIONS EQUIPMENT 5.4%
  (a) Cisco Systems Inc.                                                       United States            56,200           1,512,904
  (a) Polycom Inc.                                                             United States            38,200           1,243,410
      QUALCOMM Inc.                                                            United States            24,400             945,256
                                                                                                                    --------------
                                                                                                                         3,701,570
                                                                                                                    --------------
      COMPUTERS & PERIPHERALS 6.2%
  (a) Apple Inc.                                                               United States             5,600           1,462,272
  (a) EMC Corp.                                                                United States            71,700           1,363,017
      International Business Machines Corp.                                    United States            10,900           1,406,100
                                                                                                                    --------------
                                                                                                                         4,231,389
                                                                                                                    --------------
      DISTRIBUTORS 1.4%
      Li & Fung Ltd.                                                             Hong Kong             195,500             938,761
                                                                                                                    --------------
      DIVERSIFIED FINANCIAL SERVICES 2.3%
      JPMorgan Chase & Co.                                                     United States            36,500           1,554,170
                                                                                                                    --------------
      ELECTRICAL EQUIPMENT 3.0%
      ABB Ltd.                                                                  Switzerland             61,000           1,181,193
      Emerson Electric Co.                                                     United States            16,200             846,126
                                                                                                                    --------------
                                                                                                                         2,027,319
                                                                                                                    --------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 3.8%
  (a) Agilent Technologies Inc.                                                United States            42,000           1,522,920
  (a) Trimble Navigation Ltd.                                                  United States            33,700           1,102,327
                                                                                                                    --------------
                                                                                                                         2,625,247
                                                                                                                    --------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Global Trust
Franklin Large Cap Equity Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

      ENERGY EQUIPMENT & SERVICES 5.4%
      National Oilwell Varco Inc.                                              United States            27,500      $    1,210,825
      Schlumberger Ltd.                                                        United States            20,800           1,485,536
  (a) Transocean Ltd.                                                          United States            13,600             985,320
                                                                                                                    --------------
                                                                                                                         3,681,681
                                                                                                                    --------------
      FOOD & STAPLES RETAILING 2.0%
      CVS Caremark Corp.                                                       United States            36,700           1,355,331
                                                                                                                    --------------
      FOOD PRODUCTS 4.0%
      Kellogg Co.                                                              United States            19,500           1,071,330
      Nestle SA                                                                 Switzerland             34,000           1,668,818
                                                                                                                    --------------
                                                                                                                         2,740,148
                                                                                                                    --------------
      HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
      Becton, Dickinson and Co.                                                United States            13,000             992,810
                                                                                                                    --------------
      INDUSTRIAL CONGLOMERATES 2.5%
      General Electric Co.                                                     United States            90,700           1,710,602
                                                                                                                    --------------
      INSURANCE 3.3%
      ACE Ltd.                                                                 United States            17,100             909,549
  (a) Markel Corp.                                                             United States             3,600           1,378,224
                                                                                                                    --------------
                                                                                                                         2,287,773
                                                                                                                    --------------
      INTERNET SOFTWARE & SERVICES 1.4%
  (a) Google Inc., A                                                           United States             1,800             945,792
                                                                                                                    --------------
      IT SERVICES 2.0%
      MasterCard Inc., A                                                       United States             5,500           1,364,220
                                                                                                                    --------------
      METALS & MINING 1.7%
      Rio Tinto PLC                                                           United Kingdom            22,500           1,162,707
                                                                                                                    --------------
      OIL, GAS & CONSUMABLE FUELS 6.5%
      Devon Energy Corp.                                                       United States            13,400             902,222
      Exxon Mobil Corp.                                                        United States            32,000           2,171,200
      Peabody Energy Corp.                                                     United States            14,200             663,424
      Petroleo Brasileiro SA, ADR                                                  Brazil               17,600             746,768
                                                                                                                    --------------
                                                                                                                         4,483,614
                                                                                                                    --------------
      PHARMACEUTICALS 8.5%
      Abbott Laboratories                                                      United States            19,500             997,620
      Johnson & Johnson                                                        United States            21,000           1,350,300
      Merck & Co. Inc.                                                         United States            27,200             953,088
      Roche Holding AG                                                          Switzerland              8,900           1,405,981
      Teva Pharmaceutical Industries Ltd., ADR                                     Israel               19,000           1,115,870
                                                                                                                    --------------
                                                                                                                         5,822,859
                                                                                                                    --------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.9%
      Taiwan Semiconductor Manufacturing Co. Ltd., ADR                             Taiwan               58,900             623,751
                                                                                                                    --------------
      SOFTWARE 3.1%
  (a) Nuance Communications Inc.                                               United States            58,400           1,066,968
      Oracle Corp.                                                             United States            40,000           1,033,600
                                                                                                                    --------------
                                                                                                                         2,100,568
                                                                                                                    --------------
      SPECIALTY Retail 1.6%
      The TJX Cos. Inc.                                                        United States            23,400           1,084,356
                                                                                                                    --------------
      TEXTILES, APPAREL & LUXURY GOODS 2.7%
      NIKE Inc., B                                                             United States            19,500           1,480,245

Franklin Global Trust
Franklin Large Cap Equity Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

      Polo Ralph Lauren Corp.                                                  United States             4,000      $      359,600
                                                                                                                    --------------
                                                                                                                         1,839,845
                                                                                                                    --------------
      THRIFTS & MORTGAGE FINANCE 0.7%
      Hudson City Bancorp Inc.                                                 United States            35,000             465,500
                                                                                                                    --------------
      TOTAL COMMON STOCKS (COST $51,802,935)                                                                            64,643,888
                                                                                                                    --------------
      SHORT TERM INVESTMENTS (COST $2,883,025) 4.2%
      MONEY MARKET FUNDS 4.2%
  (c) Institutional Fiduciary Trust Money Market Portfolio, 0.00%              United States         2,883,025           2,883,025
                                                                                                                    --------------
      TOTAL INVESTMENTS (COST $54,685,960) 98.5%                                                                        67,526,913
      OTHER ASSETS, LESS LIABILITIES 1.5%                                                                                  998,983
                                                                                                                    --------------
      NET ASSETS 100.0%                                                                                             $   68,525,896
                                                                                                                    ==============

(a)  Non-income producing.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2010, the value of this security was $1,190,750, representing 1.74% of net assets.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Global Trust
Franklin Large Cap Equity Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

SELECTED PORTFOLIO

ADR   American Depository Receipt
GDR   Global Depository Receipt

Franklin Global Trust
Franklin Templeton Emerging Market Debt Opportunities Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED)

                                                                               COUNTRY/
                                                                             ORGANIZATION            WARRANTS            VALUE
                                                                         --------------------   ------------------  --------------
      WARRANTS 4.0%
  (a) Central Bank of Nigeria, wts., 11/15/20                                    Nigeria              20,000        $    3,600,000
  (a) Government of Venezuela, Oil Value Recovery wts., 4/15/20                 Venezuela             95,400             2,671,200
                                                                                                                    --------------
      TOTAL WARRANTS (COST $6,845,700)                                                                                   6,271,200
                                                                                                                    --------------

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT(b)
                                                                                                ------------------
      QUASI-SOVEREIGN AND CORPORATE BONDS 31.8%
      COMMERCIAL BANKS 4.7%
      AK Bars Bank, senior note, 8.25% 6/28/10                                   Russia              750,000               754,688
      Alfa Bond Issuance, 8.635%, 2/22/17                                        Russia            2,100,000             2,143,247
      RSHB Capital (Russ Agric BK), sub. bond, 6.97%, 9/21/16                    Russia            2,320,000             2,391,266
(c,d) Sphynx Capital Markets, PTN (National Investment Bank of
         Ghana), zero cpn., 2/05/09                                               Ghana            2,000,000               295,160
      Ukrainian MTN Finance,
  (e)    144A, 9.25%, 8/04/11                                                    Ukraine           1,000,000             1,012,187
  (f)    Reg S, 9.25%, 8/04/11                                                   Ukraine             730,000               738,897
                                                                                                                    --------------
                                                                                                                         7,335,445
                                                                                                                    --------------
      CONSTRUCTION MATERIALS 0.1%
      Cemex Finance Europe BV, 4.75%, 3/05/14                                    Mexico              135,000   EUR         159,693
                                                                                                                    --------------
      CONSUMER FINANCE 2.2%
  (f) HSBK (Europe) BV, Reg S, 7.25%, 5/03/17                                  Kazakhstan          3,500,000             3,431,050
                                                                                                                    --------------
      ELECTRICAL EQUIPMENT 1.6%
      EGE Haina Finance Co.,
  (f)    Reg S, 9.50%, 4/26/17                                             Dominican Republic      1,450,000             1,486,056
  (e)    senior note, 144A, 9.50%, 4/26/17                                 Dominican Republic        900,000               922,380
                                                                                                                    --------------
                                                                                                                         2,408,436
                                                                                                                    --------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.1%
      Eesti Energia AS, senior bond, 4.50%, 11/18/20                             Estonia           1,385,000   EUR       1,705,626
                                                                                                                    --------------
      FOOD PRODUCTS 0.8%
  (f) Foodcorp Ltd., Reg S, 8.875%, 6/15/12                                   South Africa           900,000   EUR       1,217,686
                                                                                                                    --------------
      HOTELS, RESTAURANTS & LEISURE 1.7%
  (e) Grupo Posadas SAB de CV, senior note, 144A, 9.25%, 1/15/15                 Mexico            2,500,000             2,624,656
                                                                                                                    --------------
      MEDIA 1.0%
(f,g) Central European Media Enterprises Ltd., senior note, Reg S,
      FRN, 2.616%, 5/15/14                                                   Czech Republic          400,000   EUR         452,659
  (e) TVN Finance Corp. PLC, senior note, 144A, 10.75%, 11/15/17                 Poland              700,000   EUR       1,044,373
                                                                                                                    --------------
                                                                                                                         1,497,032
                                                                                                                    --------------
      METALS & MINING 1.3%
  (f) New World Resources BV, senior bond, Reg S, 7.375%, 5/15/15            Czech Republic        1,600,000   EUR       2,087,557
                                                                                                                    --------------
      MUNICIPAL BONDS 2.5%
      City of KYIV,
  (e)    144A, 8.25%, 11/26/12                                                   Ukraine           1,100,000             1,025,171
  (f)    secured note, Reg S, 8.25%, 11/26/12                                    Ukraine           1,400,000             1,307,600
      Province Del Neuquen,
  (e)    senior note, 144A, 8.656%, 10/18/14                                    Argentina            400,200               417,701
  (f)    senior secured note, Reg S, 8.656%, 10/18/14                           Argentina          1,067,200             1,113,871
                                                                                                                    --------------
                                                                                                                         3,864,343
                                                                                                                    --------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Global Trust
Franklin Templeton Emerging Market Debt Opportunities Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

      OIL, GAS & CONSUMABLE FUELS 9.2%
      Petro Co. of Trinidad and Tobago Ltd., senior note,
  (e)    144A, 9.75%, 8/14/19                                            Trinidad and Tobago         420,000        $      493,500
  (e)    144A, 6.00%, 5/08/22                                            Trinidad and Tobago       1,200,000             1,162,500
  (f)    Reg S, 6.00%, 5/08/22                                           Trinidad and Tobago       2,200,000             2,131,250
  (f) Petroleum Export Cayman, senior note, Reg S, 5.265%, 6/15/11              Egypt              5,544,761             5,523,580
  (f) TNK-BP Finance SA, senior note, Reg S, 7.875%, 3/13/18                    Russia             4,500,000             4,964,603
                                                                                                                    --------------
                                                                                                                        14,275,433
                                                                                                                    --------------
      ROAD & RAIL 3.1%
      Kazakhstan Temir Zholy, 7.00%, 5/11/16                                  Kazakhstan           4,700,000             4,859,330
                                                                                                                    --------------
      SPECIALTY RETAIL 2.0%
(f,g) Edcon Proprietary Ltd., senior secured note, Reg S, FRN, 3.90%,
         6/15/14                                                             South Africa          3,000,000   EUR       3,130,337
                                                                                                                    --------------
      THRIFTS & MORTGAGE FINANCE 0.5%
  (d) Astana-Finance, 7.875%, 6/08/10                                         Kazakhstan           2,300,000   EUR         845,141
                                                                                                                    --------------
      TOTAL QUASI-SOVEREIGN AND CORPORATE BONDS (COST $43,582,715)                                                      49,441,765
                                                                                                                    --------------
      CREDIT-LINKED NOTES 6.0%
  (g) Deutsche Bank AG, senior note (Angolan Government), FRN,
         5.997%, 6/19/16                                                        Angola             3,200,000   EUR       3,865,814
(c,g) Merrili Lynch & Co. Inc. (Government of Iraq), FRN, 1.00%,
         1/01/28                                                                 Iraq            733,686,026   JPY       4,920,445
  (d) Standard Bank PLC (Government of Ivory Coast), zero cpn.,
         9/11/08                                                             Ivory Coast         200,000,000   XOF          42,526
  (g) Standard Chartered Bank, cvt. (Development Bank of Zambia),
         FRN, 12.00%, 3/02/12                                                   Zambia               500,000               453,007
                                                                                                                    --------------
      TOTAL CREDIT-LINKED NOTES (COST $8,271,669)                                                                        9,281,792
                                                                                                                    --------------
      FOREIGN GOVERNMENT SECURITIES 40.6%
      African Development Bank, senior note, 9.00%, 5/17/10                Supranational (h)     280,000,000   NGN       1,853,521
  (e) Arab Republic of Egypt, 144A, 6.875%, 4/30/40                             Egypt              1,100,000             1,111,000
      Development & Investment Projects Jordan Armed Forces, senior
         note, 6.14%, 12/16/19                                                  Jordan             4,400,000             4,257,440
  (d) Government of Argentina, 11.75%, 5/20/11                                Argentina            3,000,000   DEM         837,271
  (f) Government of Bosnia and Herzegovina, senior bond, FRN,
         1.813%, 12/11/21                                                Bosnia & Herzegovina      5,130,000   DEM       2,636,486
      Government of Croatia,
  (e)    144A, 6.75%, 11/05/19                                                 Croatia             2,000,000             2,152,500
  (f)    Reg S, 6.75%, 11/05/19                                                Croatia               750,000               807,188
      Government of Ecuador,
  (g)    FRN, 1.250%, 2/27/15                                                  Ecuador               460,949               343,407
  (f)    Reg S, 9.375%, 12/15/15                                               Ecuador             3,300,000             3,126,338
      Government of Georgia, 7.50%, 4/15/13                                    Georgia             2,100,000             2,201,833
      Government of Ghana,
         13.95%, 12/13/10                                                       Ghana                500,000   GHS         354,119
         13.67%, 6/15/12                                                        Ghana              3,130,000   GHS       2,231,236
  (f) Government of Grenada, Reg S, 2.50% to 9/15/11, 4,50% to
         9/15/13, 6.00% to 9/15/15, 8.00% to thereafter, 9/15/25               Grenada             2,800,000             1,246,000
(c,g) Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
         1.00%, 1/01/28                                                          Iraq            419,234,647   JPY       2,811,585
      Government of Ivory Coast, 2.00% to 6/30/10, 2.50% to 12/31/11,
         3.75% to 12/31/12, 5.75% thereafter, 12/31/32                       Ivory Coast           6,585,000             3,992,156
  (e) Government of Lithuania, 144A,
         6.75%, 1/15/15                                                       Lithuania            2,000,000             2,162,600
         7.375%, 2/11/20                                                      Lithuania            2,035,000             2,218,150
      Government of Macedonia, senior bond, 4.625%, 12/08/15                  Macedonia            1,200,000   EUR       1,462,701
(e,i) Government of the Dominican Republic, 144A, 7.50%, 5/06/21          Dominican Republic         950,000               950,000
  (g) Government of Turkey, FRN,
  (i)    9.88%, 2/26/14                                                         Turkey             4,400,000   TRY       3,140,324
         7.80%, 1/04/17                                                         Turkey             1,940,000   TRY       1,304,454

Franklin Global Trust
Franklin Templeton Emerging Market Debt Opportunities Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

  (f) Government of Ukraine, senior bond, Reg S, 4.95%, 10/13/15                Ukraine            2,385,000   EUR  $    2,854,567
  (f) Government of Venezuela, Reg S, 6.00%, 12/09/20                          Venezuela           2,700,000             1,694,250
  (j) Letras Financeiras Do Tesouro, Strip, 9/07/13                             Brazil                 2,000(k)BRL       4,842,870
  (g) Mexican Bondes Desarroll,
         FRN, 4.59%,11/13/14                                                    Mexico                99,000(l)MXN         798,484
         FRN, 4.60%,1/15/15                                                     Mexico               376,000(l)MXN       3,031,711
         LD, FRN, 4.60%, 3/12/15                                                Mexico               277,000(l)MXN       2,233,018
  (d) NK Debt Corp., zero cpn., 3/12/20                                       North Korea          4,250,000   DEM         339,929
  (f) Republic of EI Salvador, Reg S, 7.65%, 6/15/35                          EI Salvador          2,000,000             2,160,000
      Republic of Fiji, 6.875%, 9/13/11                                          Fiji                975,000               977,008
      Sphynx Capital Markets,
         cvt., PTN (Government of Ghana), 12.08%, 6/14/10                        Ghana               600,000   GHS         424,048
         cvt., PTN (Government of Ghana), 13.00%, 8/11/10                        Ghana               600,000   GHS         430,195
         cvt., PTN (Government of Ghana), 13.67%, 6/21/12                        Ghana               700,000   GHS         498,998
  (d)    PTN (Government of Ivory Coast), 10.25%, 1/30/10                     Ivory Coast          1,665,269   EUR         886,822
  (d)    secured note, PTN (Government of Ivory Coast), 2008-1,
            10.00%,1/28/11                                                    Ivory Coast          1,181,472   EUR         644,911
                                                                                                                    --------------
      TOTAL FOREIGN GOVERNMENT SECURITIES (COST $58,658,112)                                                            63,017,120
                                                                                                                    --------------
      TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST
         $117,358,196)                                                                                                 128,011,877
                                                                                                                    --------------
      SHORT TERM INVESTMENTS 17.5%
      FOREIGN GOVERNMENT SECURITIES (COST $1,446,513) 0.9%
  (j) Zambia Treasury Bill, 6/28/10                                            Zambia          6,900,000,000   ZMK        1,421,207
                                                                                                                    --------------
      TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS & REPURCHASE
         AGREEMENTS (COST $116,775,012)                                                                                129,433,084
                                                                                                                    --------------

                                                                                                      SHARES
                                                                                               -------------------
      MONEY MARKET FUNDS (COST $15,534,120) 10.0%
  (m) Institutional Fiduciary Trust Money Market Portfolio, 0.00%            United States        15,534,120            15,534,120

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT
                                                                                               -------------------
      REPURCHASE AGREEMENTS (COST $10,203,110) 6.6%
  (n) Joint Repurchase Agreement, 0.174%, 5/03/10 (Maturity Value
         $10,203,258)                                                        United States     $  10,203,110            10,203,110
      Banc of America Securities LLC (Maturity Value $1,576,403)
      Barclays Capital Inc. (Maturity Value $1,576,403)
      BNP Paribas Securities Corp. (Maturity Value $1,651,602)
      Credit Suisse Securities (USA) LLC (Maturity Value $1,501,307)
      Deutsche Bank Securities Inc. (Maturity Value $1,645,581)
      HSBC Securities (USA) Inc. (Maturity Value $750,654)
      Morgan Stanley & Co. Inc. (Maturity Value $750,654)
      UBS Securities LLC (Maturity Value $750,654)

      Collateralized by U.S. Government Agency Securities, 0.18% --
         5.875%, 5/04/10 - 8/13/14; (j)U.S. Government Agency Discount
         Notes, 12/14/10; (j)U.S. Treasury Bills, 5/06/10- 3/10/11; and
         U.S. Treasury Notes, 0.875% - 4.375%, 7/31/10 - 4/30/14
      TOTAL INVESTMENTS (COST $144,541,939) 99.9%                                                                      155,170,314
      OTHER ASSETS, LESS LIABILITIES 0.1%                                                                                  133,116
                                                                                                                    --------------
      NET ASSETS 100.0%                                                                                             $  155,303,430
                                                                                                                    ==============

Franklin Global Trust
Franklin Templeton Emerging Market Debt Opportunities Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

(a)  See Note 5 regarding investment in Alternative Strategies Ltd.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2010, the aggregate value of these securities was $8,027,190, representing 5.17% of net assets.

(d) Defaulted security or security for which income has been deemed uncollectible.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2010, the aggregate value of these securities was $17,296,718, representing 11.14% of net assets.

(f) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2010, the aggregate value of these securities was $39,473,489, representing 25.42% of net assets.

(g)  The coupon rate shown represents the rate at period end.

(h) A supranational organization is an entity formed by two or more central governments through international treaties.

(i) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(j)  The security is traded on a discount basis with no stated coupon rate.

(k)  Principal amount is stated in 1,000 Brazilian Real Units.

(l)  Principal amount is stated in 100 Mexican Peso Units.

(m) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(n) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2010, all repurchase agreements had been entered into on that date.

Franklin Global Trust
Franklin Templeton Emerging Market Debt Opportunities Fund
STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED) (CONTINUED)

At April 30, 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

FORWARD EXCHANGE CONTRACTS

                                                    CONTRACT    SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY       COUNTERPARTY   TYPE     QUANTITY      AMOUNT        DATE      APPRECIATION   DEPRECIATION
--------       ------------   ----   -----------   ----------   ----------   ------------   ------------
Euro           MSCO           Buy        600,000   $  814,585     6/14/10      $     --       $(15,645)
Euro           NTLON          Buy        600,000      814,572     6/14/10            --        (15,633)
Euro           SOCLN          Buy        600,000      814,170     6/14/10            --        (15,231)
Euro           NTLON          Sell     6,300,000    8,599,658     6/14/10       210,796             --
Euro           SOCLN          Sell     6,400,000    8,734,291     6/14/10       212,273             --
Euro           MSCO           Sell     6,300,000    8,598,259     6/14/10       209,398             --
Japanese Yen   SOCLN          Sell   720,000,000    7,959,733     6/14/10       293,509             --
                                                                               --------       --------
   Unrealized appreciation (depreciation)                                       925,976        (46,509)
                                                                               --------       --------
      Net unrealized appreciation (depreciation)                               $879,467
                                                                               ========

ABBREVIATIONS

COUNTERPARTY

MSCO    Morgan Stanley
NTLON   Northern Trust London
SOCLN   Societe Generale

CURRENCY

BRL   Brazilian Real
OEM   Deutsche Mark
EUR   Euro
GHS   Ghanaian Cedi
JPY   Japanese Yen
MXN   Mexican Peso
NGN   Nigerian Naira
TRY   Turkish Lira
XOF   West African Franc

SELECTED PORTFOLIO

FRN   Floating Rate Note
MTN   Medium Term Note
PTN   Pass-through Note

Franklin Global Trust
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

Under procedures approved by the Funds' Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities may be valued utilizing a market-based approach in which the fundamental characteristics or relationships to similar securities are used to determine the fair value of the security held.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as option-adjusted spreads, credit risk and spreads, benchmark yield curves, coupon rates, maturity and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.

The Funds have procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Funds may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Funds. As a result, variances may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At April 30, 2010, a market event occurred resulting in a portion of the securities held by the Franklin Global Real Estate Fund, the Franklin International Growth Fund, the Franklin International Small Cap Growth Fund, and the Franklin Large Cap Equity Fund being fair valued.

Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements and time deposits are valued at cost, which approximates market value.

Derivative financial instruments (derivatives) may trade on a securities exchange or in the over-the-counter market. In instances where sufficient market activity exists, the Funds' pricing services use a market-based approach to determine fair value. In other instance, the pricing services use an income-based approach which considers inputs such as anticipated future cash flows, discount rates, benchmark yield and swap curves and other unique security features to determine the net present value of the contract. The Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Certain funds generally enter into forward exchange contracts in order to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds investment objectives.

4. INCOME TAXES

At April 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                              FRANKLIN
                                               FRANKLIN       FRANKLIN     INTERNATIONAL
                                             GLOBAL REAL   INTERNATIONAL     SMALL CAP
                                             ESTATE FUND    GROWTH FUND     GROWTH FUND
                                             -----------   -------------   -------------
Cost of investments                          $53,800,421    $18,136,635    $191,967,473
                                             ===========    ===========    ============
Unrealized appreciation                      $13,215,955    $ 2,031,883    $ 15,730,314
Unrealized depreciation                       (8,988,683)      (570,906)     (4,901,336)
                                             -----------    -----------    ------------
Net unrealized appreciation (depreciation)   $ 4,227,272    $ 1,460,977    $ 10,828,978
                                             ===========    ===========    ============

                                                              FRANKLIN
                                                             TEMPLETON
                                                              EMERGING
                                               FRANKLIN     MARKET DEBT
                                              LARGE CAP    OPPORTUNITIES
                                             EQUITY FUND        FUND
                                             -----------   -------------
Cost of investments                          $54,685,960   $146,220,002
                                             ===========   ============
Unrealized appreciation                      $13,939,673   $ 15,388,204
Unrealized depreciation                       (1,098,720)    (6,437,892)
                                             -----------   ------------
Net unrealized appreciation (depreciation)   $12,840,953   $  8,950,312
                                             ===========   ============

5. INVESTMENTS IN ALTERNATIVE STRATEGIES LTD

The Franklin Templeton Emerging Market Debt Opportunities Fund may invest in certain securities, warrants or commodities through its investment in Alternative Strategies (FT) Ltd, a Cayman Islands exempted limited liability company and a wholly-owned subsidiary (Subsidiary) of the fund. The Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the fund. At April 30, 2010, all Subsidiary investments are reflected in the fund's Statement of Investments.

6. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010, in valuing the Funds' assets and liabilities carried at fair value:

                                                                LEVEL 1        LEVEL 2       LEVEL 3        TOTAL
                                                             ------------   ------------   ----------   ------------
FRANKLIN GLOBAL REAL ESTATE FUND
ASSETS:
   Investments in Securities:
      Equity Investments:
         Diversified Real Estate Activities                  $         --   $    415,534   $       --   $    415,534
         Office REITS                                           9,781,179        101,253                   9,882,432
         Retail REITS                                          16,714,673        704,052                  17,418,725
         Other Equity Investments(a)                           29,311,002                                 29,311,002
      Short Term Investments                                                   1,000,000           --      1,000,000
                                                             ------------   ------------   ----------   ------------
         Total Investments in Securities                     $ 55,806,854   $  2,220,839   $       --   $ 58,027,693
                                                             ============   ============   ==========   ============

FRANKLIN INTERNATIONAL GROWTH FUND
ASSETS:
   Investments in Securities:
      Equity Investments:
         Commercial Banks                                    $    479,363   $         --   $       --(b) $    479,363
         Distributors                                                  --        516,199           --         516,199
         Personal Products                                             --        461,758           --         461,758
         Real Estate Management & Development                          --        399,163           --         399,163
         Specialty Retail                                              --        417,553           --         417,553
         Textiles, Apparel & Luxury Goods                         466,317        469,000           --         935,317
         Other Equity Investments(a)                           14,899,975             --           --      14,899,975
      Short Term Investments                                    1,488,284             --           --       1,488,284
                                                             ------------   ------------   ----------    ------------
         Total Investments in Securities                     $ 17,333,939   $  2,263,673   $       --(b) $ 19,597,612
                                                             ============   ============   ==========    ============
FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND
ASSETS:
   Investments in Securities:
      Equity Investments:
         Food Products                                       $  3,876,905   $  1,336,491   $       --    $  5,213,396
         Other Equity Investments(a)                          179,583,055             --           --     179,583,055
      Short Term Investments                                           --     18,000,000           --      18,000,000
                                                             ------------   ------------   ----------    ------------
         Total Investments in Securities                     $183,459,960   $ 19,336,491   $       --    $202,796,451
                                                             ============   ============   ==========    ============
FRANKLIN LARGE CAP EQUITY FUND
ASSETS:
   Investments in Securities:
      Equity Investments:
         Distributors                                        $         --   $    938,761   $       --    $    938,761
         Other Equity Investments(a)                           63,705,127             --           --      63,705,127
      Short Term Investments                                    2,883,025             --           --       2,883,025
                                                             ------------   ------------   ----------    ------------
         Total Investments in Securities                     $ 66,588,152   $    938,761   $       --    $ 67,526,913
                                                             ============   ============   ==========    ============
FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments - Warrants                          $         --   $  6,271,200   $       --    $  6,271,200
      Quasi-Sovereign and Corporate Bonds                              --     49,146,605      295,160      49,441,765
      Credit-Linked Notes                                              --      4,361,347    4,920,445       9,281,792
      Foreign Government Securities                                    --     59,560,624    2,811,585      62,372,209
      Short Term Investments                                   15,534,120     12,269,228           --      27,803,348
                                                             ------------   ------------   ----------    ------------
         Total Investments in Securities                     $ 15,534,120   $131,609,004   $8,027,190    $155,170,314
                                                             ============   ============   ==========    ============
      Forward Exchange Contracts                                       --        925,976           --         925,976
LIABILITIES:
   Forward Exchange Contracts                                          --         46,509           --          46,509

(a) For detailed industry descriptions, see the accompanying Statement of Investments.

(b)  Includes security determined to have no value at April 30, 2010.

At April 30, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

                                                                                                               NET CHANGE IN
                                                                                                                UNREALIZED
                                                                                                               APPRECIATION
                                BALANCE       NET      NET CHANGE IN                                          (DEPRECIATION)
                                   AT      REALIZED     UNREALIZED        NET        TRANSFER    BALANCE AT      ON ASSETS
                               BEGINNING     GAIN      APPRECIATION    PURCHASES   IN (OUT OF)     END OF     HELD AT PERIOD
                               OF PERIOD    (LOSS)    (DEPRECIATION)    (SALES)      LEVEL 3       PERIOD           END
                               ---------   --------   --------------   ---------   -----------   ----------   --------------
FRANKLIN TEMPLETON EMERGING
   MARKET DEBT
OPPORTUNITIES FUND
   ASSETS:
      Quasi-Sovereign and
         Corporate Bonds          $--         $--        $     --         $--       $  295,160   $  295,160      $     --
      Credit-Linked Notes          --          --         337,062          --        4,583,383    4,920,445       337,062
      Foreign Government
         Securities                --          --         192,509          --        2,619,076    2,811,585       192,509
                                  ---         ---        --------         ---       ----------   ----------      --------
   Total                          $--         $--        $529,571         $--       $7,497,619   $8,027,190      $529,571
                                  ===         ===        ========         ===       ==========   ==========      ========

7. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds believe the adoption of this Accounting Standards Update will not have a material impact on their financial statements.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  June 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  June 25, 2010


By /s/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  June 25, 2010